UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-7702
                                   --------

 Value Line Asset Allocation Fund, Inc.
----------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: March 31, 2007
                         --------------

Date of reporting period: March 31, 2007
                          --------------

Item I. Reports to Stockholders.

      A copy of the Annual Report to Stockholders for the period ended 3/31/07 is included with this Form.

--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                 March 31, 2007
--------------------------------------------------------------------------------

                     Value Line Asset Allocation Fund, Inc.


                                     [LOGO]
                                   ----------
                                   VALUE LINE

                                     No-Load
                                     Mutual
                                      Funds

Value Line Asset Allocation Fund, Inc.

                                                         To Our Value Line Asset
--------------------------------------------------------------------------------

To Our Shareholders:

The Value Line Asset Allocation Fund, Inc. earned a total return of 4.62% for the fiscal year ending March 31, 2007. That compared with a total return of 11.83% for the Standard & Poor's 500 Stock Index(1) and a total return of 6.38% for the Lehman Brothers Government/Credit Bond Index(2) for the same period. Given our returns the Fund's strategy, which emphasizes earnings momentum and long-term growth, was out of favor during the period.

Your Fund has earned an average annual total return of 7.77% for the five years ending March 31st. That compares with average annual total returns of 7.61% for the S&P 500 and 5.17% for the Lehman Brothers Government/ Credit Bond Index for the same period. For the ten-year period, the Fund's annualized return was 9.31%, versus 7.58% for the S&P 500 and 6.36% for the Lehman Brothers Government/Credit Bond Index for the same period.

The key to the Fund's long-term success is our highly disciplined investment strategy. We invest only in stocks showing strong earnings momentum and strong stock price momentum. We quickly sell stocks that begin to lag on these measures. The result is a portfolio of true growth companies, the great majority of which show multi-year records of earnings advances and stock price advances. We maintain a widely diversified portfolio of about 250 stocks, including companies of all sizes and across many different industries. No single holding represents as much as 1% of assets.

Asset allocation is determined by Value Line's proprietary stock and bond market models, which are based on a number of economic and financial variables. For the past year, the allocation to stocks has remained near 75% of assets. High-quality bonds continued to represent 10%-15% of assets, with the remainder of assets invested in cash equivalents. The Value Line stock market model suggests that today's environment is still favorable, and we therefore maintain an above-average weighting in stocks.

Our disciplined investment approach is spearheaded by Steve Grant, who has held primary responsibility for the day-to-day management of the Fund since its inception in 1993. Thank you for your continued confidence in us.


                                      Sincerely,


                                      /s/ Jean Bernhard Buttner
                                      -------------------------
                                      Jean Bernhard Buttner
                                      Chairman and President


May 14, 2007

--------------------------------------------------------------------------------
(1) The S&P 500 Stock Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, so it is not possible to directly invest in this Index.

(2) The Lehman Brothers Government/Credit Bond Index consists of government, investment-grade and mortgage-backed bonds and is representative of the broad bond market. This is an unmanaged index and does not reflect charges, expenses or taxes, so it is not possible to directly invest in this Index.


--------------------------------------------------------------------------------
2

                                          Value Line Asset Allocation Fund, Inc.

Allocation Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The economy slowed steadily over the course of 2006, with the U.S. gross domestic product growth decelerating into the 2.0%-2.5% range in the second half. What's more, growth has moderated further in the early going this year, with first-quarter GDP showing just a tepid increase of 1.3%. Spreading weakness in the housing market, a softening in retail spending, and stubbornly high oil prices are combining to keep GDP growth on this slower track. These depressants are likely to stay with us for some time, suggesting that the economy will expand by little more than 2% this year. Inflation, which has been largely under control for the past decade, should remain so again this year, perhaps even moderating a little as the economy proceeds at this measured pace.

Meanwhile, the Federal Reserve Board, which has held interest rates at current levels since last June, following two years in which it had raised them steadily, may stay on hold through at least the opening half. Thereafter, we believe that the combination of slow economic growth and moderating inflation could prompt the Fed to start lowering rates. Such a downward course in borrowing costs should help to prevent a recession later this year or in 2008. In fact, the combination of lower interest rates and a modestly reviving housing market should help to lift GDP growth back up to 2.5%-3.0% next year. Economic growth along these lines and accompanying subdued inflation should prove generally positive for the stock and bond markets, in our opinion.


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                                                                               3

Value Line Asset Allocation Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 through March 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                          Expenses* paid
                                                        Beginning           Ending        during period
                                                      account value     account value      10/1/06 thru
                                                         10/1/06           3/31/07           3/31/07
                                                     ---------------   ---------------   ---------------
Actual ...........................................     $ 1,000.00        $ 1,088.10          $ 5.46
Hypothetical (5% return before expenses) .........     $ 1,000.00        $ 1,019.71          $ 5.28

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.


--------------------------------------------------------------------------------
4

                                          Value Line Asset Allocation Fund, Inc.
--------------------------------------------------------------------------------

The following graph compares the performance of the Value Line Asset Allocation Fund, Inc. to that of the Lehman Brothers Government/Credit Bond Index and the S&P 500 Index. The Value Line Asset Allocation Fund, Inc. is a professionally managed mutual fund, while the Indices are not available for investment and are unmanaged. The returns for the Indices do not reflect charges, expenses or taxes but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.


             Comparison of a Change in Value of a $10,000 Investment
         In the Value Line Asset Allocation Fund, Inc., Lehman Brothers
              Government/Credit Bond Index and the S&P 500 Index**

[The following data represents the line graph depicted in the printed material.]

                   Value Line Asset       S&P 500    Lehman Brothers Government/
     Date        Allocation Fund, Inc.     Index          Credit Bond Index
   3/31/1997           10,000              10,000               10,000
   6/30/1997           10,997              11,746               10,364
   9/30/1997           12,170              12,627               10,727
  12/31/1997           12,179              12,989               11,071
   3/31/1998           13,736              14,801               11,239
   6/30/1998           14,106              15,289               11,533
   9/30/1998           12,297              13,769               12,104
  12/31/1998           15,321              16,701               12,120
   3/31/1999           15,406              17,533               11,975
   6/30/1999           16,477              18,769               11,844
   9/30/1999           16,562              17,597               11,908
  12/31/1999           18,367              20,215               11,860
   3/31/2000           19,262              20,679               12,179
   6/30/2000           18,957              20,129               12,356
   9/30/2000           19,806              19,934               12,710
  12/31/2000           18,455              18,374               13,265
   3/31/2001           15,873              16,196               13,690
   6/30/2001           17,485              17,144               13,731
   9/30/2001           15,038              14,628               14,385
  12/31/2001           16,588              16,191               14,393
   3/31/2002           16,762              16,235               14,325
   6/30/2002           15,982              14,060               14,863
   9/30/2002           14,422              11,631               15,710
  12/31/2002           14,470              12,612               15,982
   3/31/2003           14,345              12,215               16,245
   6/30/2003           15,742              14,095               16,817
   9/30/2003           16,349              14,468               16,732
  12/31/2003           17,570              16,230               16,728
   3/31/2004           18,391              16,505               17,243
   6/30/2004           18,429              16,789               16,697
   9/30/2004           18,343              16,475               17,290
  12/31/2004           19,957              17,995               17,429
   3/31/2005           19,803              17,609               17,312
   6/30/2005           20,557              17,850               17,908
   9/30/2005           21,466              18,493               17,736
  12/31/2005           21,794              18,879               17,842
   3/31/2006           23,290              19,674               17,662
   6/30/2006           22,637              19,391               17,637
   9/30/2006           22,394              20,489               18,327
  12/31/2006           23,337              21,862               18,516
   3/31/2007           24,367              22,002               18,788


** The Standard & Poor's 500 Index is an unmanaged Index that is representative of the large capitalization stocks traded in the United States.

      The Lehman Brothers Government/Credit Bond Index is an unmanaged Index that generally represents the U.S. Bond Market, with issues having an average maturity of 9.8 years.

PERFORMANCE DATA:*

                                    Average Annual     Growth of an Assumed
                                     Total Return      Investment of $10,000
                                   ----------------   ----------------------
 1 year ended 3/31/07 ..........          4.62%               $10,462
 5 years ended 3/31/07 .........          7.77%               $14,537
10 years ended 3/31/07 .........          9.31%               $24,367

--------------------------------------------------------------------------------
* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
                                                                               5

Value Line Asset Allocation Fund, Inc.

Portfolio Highlights at March 31, 2007 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Equity Holdings

                                                                   Percentage of
Issue                                      Shares       Value       Net Assets
---------------------------------------   --------   -----------   -------------
XTO Energy, Inc. ......................    23,666     $1,297,133       1.0%
Precision Castparts Corp. .............     8,800     $  915,640       0.7%
TXU Corp. .............................    14,000     $  897,400       0.7%
Tenaris S.A. ADR ......................    19,500     $  895,050       0.7%
Johnson Controls, Inc. ................     9,000     $  851,580       0.7%
NII Holdings, Inc. Class B ............    11,000     $  815,980       0.6%
Allegheny Technologies, Inc. ..........     7,400     $  789,506       0.6%
AMETEK, Inc. ..........................    22,500     $  777,150       0.6%
Ecolab, Inc. ..........................    18,000     $  774,000       0.6%
C.H. Robinson Worldwide, Inc. .........    16,000     $  764,000       0.6%

--------------------------------------------------------------------------------
Asset Allocation - Percentage of Net Assets

[The following data represents the pie chart depicted in the printed material.]

Cash & Other                    12.4%
Bond & Notes                    13.6%
Common Stocks                   74.0%

--------------------------------------------------------------------------------
Sector Weightings - Percentage of Total Investment Securities

[The following data represents the bar chart depicted in the printed material.]

Industrial                      19.6%
Consumer, Non-cyclical          17.1%
Financial                       13.7%
Government                      11.9%
Consumer, Cyclical              11.2%
Communications                   6.7%
Basic Materials                  5.9%
Technology                       4.4%
Mortgage Securities              3.7%
Utilities                        3.0%
Energy                           2.5%
Diversified                      0.3%


--------------------------------------------------------------------------------
6

                                          Value Line Asset Allocation Fund, Inc.

Schedule of Investments                                           March 31, 2007
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
COMMON STOCKS (74.0%)
                ADVERTISING (0.8%)
      10,000    aQuantive, Inc.* .............................     $    279,100
      10,000    R.H. Donnelley Corp. .........................          708,900
                                                                   ------------
                                                                        988,000
                AEROSPACE/DEFENSE (3.4%)
       3,000    Alliant Techsystems, Inc.* ...................          263,760
       5,000    Armor Holdings, Inc.* ........................          336,650
      12,000    BE Aerospace, Inc.* ..........................          380,400
       4,000    Boeing Co. (The) .............................          355,640
       4,600    General Dynamics Corp. .......................          351,440
       3,500    L-3 Communications Holdings, Inc..............          306,145
       3,000    Lockheed Martin Corp. ........................          291,060
      12,750    Moog, Inc. Class A * .........................          531,037
       8,800    Precision Castparts Corp. ....................          915,640
       5,000    Raytheon Co. .................................          262,300
       7,000    Rockwell Collins, Inc. .......................          468,510
                                                                   ------------
                                                                      4,462,582
                AIR TRANSPORT (0.3%)
       2,600    FedEx Corp. ..................................          279,318
       5,100    UTI Worldwide, Inc. ..........................          125,358
                                                                   ------------
                                                                        404,676
                APPAREL (1.8%)
       5,000    Gildan Activewear, Inc. Class A * ............          294,250
      12,800    Guess?, Inc. .................................          518,272
       9,000    Phillips-Van Heusen Corp. ....................          529,200
       8,000    Polo Ralph Lauren Corp. Class A ..............          705,200
       4,200    VF Corp. .....................................          347,004
                                                                   ------------
                                                                      2,393,926
                AUTO & TRUCK (0.2%)
       2,000    Toyota Motor Corp. ADR .......................          256,320
                AUTO PARTS (0.9%)
       4,300    BorgWarner, Inc. .............................          324,306
       9,000    Johnson Controls, Inc. .......................          851,580
                                                                   ------------
                                                                      1,175,886
                BANK (1.5%)
      11,000    Bank of Hawaii Corp. .........................          583,330
       6,000    Compass Bancshares, Inc. .....................          412,800
       5,000    M&T Bank Corp. ...............................          579,150
      12,000    Wells Fargo & Co. ............................          413,160
                                                                   ------------
                                                                      1,988,440
                BANK - CANADIAN (0.3%)
       6,800    Royal Bank of Canada .........................          339,320
                BANK - MIDWEST (0.4%)
      11,501    Commerce Bancshares, Inc. ....................          555,613
                BEVERAGE - SOFT DRINK (0.6%)
      20,000    Hansen Natural Corp.* ........................          757,600
                BIOTECHNOLOGY (0.2%)
       4,000    Techne Corp.* ................................          228,400
                BUILDING MATERIALS (0.8%)
       3,000    Fluor Corp. ..................................          269,160
      10,000    Jacobs Engineering Group, Inc.* ..............          466,500
       5,000    Washington Group
                  International, Inc.* .......................          332,100
                                                                   ------------
                                                                      1,067,760
                CABLE TV (0.8%)
      10,500    Comcast Corp. Class A * ......................          272,475
      11,000    DIRECTV Group, Inc. (The)* ...................          253,770
       8,000    Rogers Communications, Inc.
                  Class B ....................................          262,080
       7,000    Shaw Communications, Inc.
                  Class B ....................................          258,440
                                                                   ------------
                                                                      1,046,765
                CEMENT & AGGREGATES (0.6%)
       3,400    Martin Marietta Materials, Inc. ..............          459,680
       3,000    Vulcan Materials Co. .........................          349,440
                                                                   ------------
                                                                        809,120
                CHEMICAL - DIVERSIFIED (1.0%)
       4,000    Air Products & Chemicals, Inc. ...............          295,840
      10,600    Albemarle Corp. ..............................          438,204
      10,000    Monsanto Co. .................................          549,600
                                                                   ------------
                                                                      1,283,644
                CHEMICAL - SPECIALTY (1.9%)
      10,000    Airgas, Inc. .................................          421,500
      18,000    Ecolab, Inc. .................................          774,000

                                              See Notes to Financial Statements.
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                                                                               7

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
      11,400    Praxair, Inc. ................................     $    717,744
       4,000    Sherwin-Williams Co. (The) ...................          264,160
       8,400    Sigma-Aldrich Corp. ..........................          348,768
                                                                   ------------
                                                                      2,526,172
                COMPUTER &
                  PERIPHERALS (0.5%)
      10,000    Hewlett-Packard Co. ..........................          401,400
       4,900    MICROS Systems, Inc.* ........................          264,551
                                                                   ------------
                                                                        665,951
                COMPUTER SOFTWARE &
                  SERVICES (1.9%)
       7,300    Accenture Ltd. Class A .......................          281,342
       9,500    ANSYS, Inc.* .................................          482,315
       7,000    Cognizant Technology Solutions
                Corp. Class A* ...............................          617,890
       4,700    DST Systems, Inc.* ...........................          353,440
       5,400    Infosys Technologies Ltd. ADR ................          271,350
       4,400    SEI Investments Co. ..........................          265,012
       2,500    Trident Microsystems, Inc.* ..................           50,150
       5,500    VeriFone Holdings, Inc.* .....................          202,015
                                                                   ------------
                                                                      2,523,514
                DIVERSIFIED COMPANIES (2.6%)
       6,600    Acuity Brands, Inc. ..........................          359,304
       5,000    American Standard
                  Companies, Inc. ............................          265,100
      22,500    AMETEK, Inc. .................................          777,150
       5,200    Brink's Co. (The) ............................          329,940
       4,700    Danaher Corp. ................................          335,815
       4,000    ESCO Technologies, Inc.* .....................          179,280
       8,000    ITT Corp. ....................................          482,560
       7,800    McDermott International, Inc.* ...............          382,044
       5,000    United Technologies Corp. ....................          325,000
                                                                   ------------
                                                                      3,436,193
                DRUG (1.6%)
       2,400    Allergan, Inc. ...............................          265,968
      10,400    Celgene Corp.* ...............................          545,584
       7,000    Covance, Inc.* ...............................          415,380
       7,300    Gilead Sciences, Inc.* .......................          558,450
      10,000    Pharmaceutical Product
                  Development, Inc. ..........................          336,900
                                                                   ------------
                                                                      2,122,282
                E-COMMERCE (0.3%)
       9,000    Akamai Technologies, Inc.* ...................          449,280
                EDUCATIONAL SERVICES (0.3%)
       4,200    ITT Educational Services, Inc.* ..............          342,258
                ELECTRICAL EQUIPMENT (1.2%)
       6,600    Cooper Industries Ltd. Class A ...............          296,934
       6,600    Emerson Electric Co. .........................          284,394
       7,200    General Cable Corp.* .........................          384,696
       6,400    Thomas & Betts Corp.* ........................          312,448
      11,600    Trimble Navigation Ltd.* .....................          311,344
                                                                   ------------
                                                                      1,589,816
                ELECTRICAL UTILITY -
                  CENTRAL (0.9%)
       2,700    Entergy Corp. ................................          283,284
      14,000    TXU Corp. ....................................          897,400
                                                                   ------------
                                                                      1,180,684
                ELECTRICAL UTILITY -
                  EAST (0.6%)
       7,000    Exelon Corp. .................................          480,970
       4,500    FirstEnergy Corp. ............................          298,080
                                                                   ------------
                                                                        779,050
                ELECTRICAL UTILITY -
                  WEST (0.4%)
       8,000    Sempra Energy ................................          488,080
                ELECTRONICS (1.0%)
       7,000    Amphenol Corp. Class A .......................          451,990
       7,400    Harris Corp. .................................          377,030
       8,700    MEMC Electronic Materials, Inc.* .............          527,046
                                                                   ------------
                                                                      1,356,066
                ENVIRONMENTAL (0.8%)
      15,000    Republic Services, Inc. ......................          417,300
       4,300    Stericycle, Inc.* ............................          350,450
      10,500    Waste Connections, Inc.* .....................          314,370
                                                                   ------------
                                                                      1,082,120
                FINANCIAL SERVICES -
                  DIVERSIFIED (3.3%)
       4,000    Affiliated Managers Group, Inc.* .............          433,400
       3,000    Ambac Financial Group, Inc. ..................          259,170
       5,000    American Express Co. .........................          282,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2007
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
       3,300    BlackRock, Inc. Class A ......................     $    515,823
       2,000    Brown & Brown, Inc. ..........................           54,100
       6,000    CIT Group, Inc. ..............................          317,520
       9,700    Eaton Vance Corp. ............................          345,708
       2,600    Franklin Resources, Inc. .....................          314,158
      11,000    Leucadia National Corp. ......................          323,620
       6,000    Loews Corp. ..................................          272,580
       6,000    Principal Financial Group, Inc. ..............          359,220
       8,700    ProAssurance Corp.* ..........................          445,005
       6,800    T. Rowe Price Group, Inc. ....................          320,892
                                                                   ------------
                                                                      4,243,196
                FOOD PROCESSING (0.7%)
       3,500    Bunge Ltd. ...................................          287,770
       5,500    Ralcorp Holdings, Inc.* ......................          353,650
       5,400    Wm. Wrigley Jr. Co. ..........................          275,022
                                                                   ------------
                                                                        916,442
                HEALTH CARE INFORMATION
                  SYSTEMS (0.4%)
       7,000    Allscripts Healthcare
                  Solutions, Inc.* ...........................          187,670
       5,000    Cerner Corp.* ................................          272,250
                                                                   ------------
                                                                        459,920
                HOTEL/GAMING (1.7%)
       8,300    Ameristar Casinos, Inc. ......................          266,513
       7,500    International Game Technology ................          302,850
       6,500    Marriott International, Inc. Class A .........          318,240
      17,200    Penn National Gaming, Inc.* ..................          729,624
       7,500    Station Casinos, Inc. ........................          649,275
                                                                   ------------
                                                                      2,266,502
                HOUSEHOLD PRODUCTS (0.7%)
       6,400    Church & Dwight Company, Inc. ................          322,240
       3,000    Energizer Holdings, Inc.* ....................          255,990
       7,600    Scotts Miracle-Gro Co. (The)
                  Class A ....................................          334,628
                                                                   ------------
                                                                        912,858
                HUMAN RESOURCES (0.3%)
       7,000    Watson Wyatt Worldwide, Inc.
                  Class A ....................................          340,550
                INDUSTRIAL SERVICES (1.7%)
      16,000    C.H. Robinson Worldwide, Inc. ................          764,000
       8,550    Corrections Corp. of America* ................          451,526
       5,300    EMCOR Group, Inc.* ...........................          312,594
       9,600    Iron Mountain, Inc.* .........................          250,848
       6,000    Quanta Services, Inc.* .......................          151,320
       5,600    World Fuel Services Corp. ....................          259,056
                                                                   ------------
                                                                      2,189,344
                INFORMATION SERVICES (1.1%)
       5,400    Alliance Data Systems Corp.* .................          332,748
       5,500    Dun & Bradstreet Corp. (The)* ................          501,600
       7,000    Equifax, Inc. ................................          255,150
       5,800    FactSet Research Systems, Inc. ...............          364,530
                                                                   ------------
                                                                      1,454,028
                INSURANCE - LIFE (1.4%)
       6,300    AFLAC, Inc. ..................................          296,478
      11,250    Delphi Financial Group, Inc.
                  Class A ....................................          452,588
      11,000    Manulife Financial Corp. .....................          378,950
       6,000    MetLife, Inc. ................................          378,900
       3,300    Prudential Financial, Inc. ...................          297,858
                                                                   ------------
                                                                      1,804,774
                INSURANCE - PROPERTY &
                  CASUALTY (1.9%)
       3,000    ACE Ltd. .....................................          171,180
       3,900    Arch Capital Group Ltd.* .....................          266,019
       5,600    Assurant, Inc. ...............................          300,328
      16,525    Berkley (W.R.) Corp. .........................          547,308
       5,500    Chubb Corp. (The) ............................          284,185
       7,600    RLI Corp. ....................................          417,468
       3,000    SAFECO Corp. .................................          199,290
       7,000    Sun Life Financial, Inc. .....................          317,800
                                                                   ------------
                                                                      2,503,578
                INTERNET (0.6%)
       8,000    American Reprographics Co.* ..................          246,320
      12,500    E*Trade Financial Corp.* .....................          265,250
      10,000    ValueClick, Inc.* ............................          261,300
                                                                   ------------
                                                                        772,870

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                               9

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
                MACHINERY (2.9%)
       2,400    Deere & Co. ..................................     $    260,736
       4,700    Foster Wheeler Ltd.* .........................          274,433
       9,000    Gardner Denver, Inc.* ........................          313,650
       6,400    Graco, Inc. ..................................          250,624
       7,500    IDEX Corp. ...................................          381,600
       9,200    Manitowoc Company, Inc. (The) ................          584,476
       5,800    MSC Industrial Direct Co., Inc.
                  Class A ....................................          270,744
       9,600    Roper Industries, Inc. .......................          526,848
       5,000    Snap-on, Inc. ................................          240,500
       9,200    Terex Corp.* .................................          660,192
                                                                      ---------
                                                                      3,763,803
                MARITIME (0.3%)
       9,400    Kirby Corp.* .................................          328,812
                MEDICAL SERVICES (4.0%)
      10,500    DaVita, Inc.* ................................          559,860
       7,000    Humana, Inc.* ................................          406,140
       9,000    inVentiv Health, Inc.* .......................          344,610
       4,700    Laboratory Corporation of America
                  Holdings* ..................................          341,361
       6,000    Manor Care, Inc. .............................          326,160
       8,000    Pediatrix Medical Group, Inc.* ...............          456,480
       6,500    Psychiatric Solutions, Inc.* .................          262,015
      16,000    Sierra Health Services, Inc.* ................          658,720
       7,500    Sunrise Senior Living, Inc.* .................          296,400
      10,360    UnitedHealth Group, Inc. .....................          548,769
      10,000    VCA Antech, Inc.* ............................          363,100
       8,595    WellPoint, Inc.* .............................          697,055
                                                                      ---------
                                                                      5,260,670
                MEDICAL SUPPLIES (4.7%)
       2,000    Alcon, Inc. ..................................          263,640
       5,000    AmerisourceBergen Corp. ......................          263,750
       8,000    Bard (C.R.), Inc. ............................          636,080
       5,300    Baxter International, Inc. ...................          279,151
       5,000    Becton Dickinson & Co. .......................          384,450
      20,000    DENTSPLY International, Inc. .................          655,000
       5,700    Henry Schein, Inc.* ..........................          314,526
       6,200    Hologic, Inc.* ...............................          357,368
       3,500    IDEXX Laboratories, Inc.* ....................          306,705
       5,800    Intuitive Surgical, Inc.* ....................          705,106
       6,300    Kyphon, Inc.* ................................          284,382
       5,000    McKesson Corp. ...............................          292,700
       8,000    Owens & Minor, Inc. ..........................          293,840
       2,500    Palomar Medical
                  Technologies, Inc.* ........................           99,875
       8,000    ResMed, Inc.* ................................          402,960
       7,000    Respironics, Inc.* ...........................          293,930
       5,400    West Pharmaceutical Services, Inc. ...........          250,722
                                                                      ---------
                                                                      6,084,185
                METALS & MINING
                  DIVERSIFIED (0.6%)
       7,400    Allegheny Technologies, Inc. .................          789,506
                METALS FABRICATING (0.3%)
       8,600    Harsco Corp. .................................          385,796
                NATURAL GAS -
                  DISTRIBUTION (0.6%)
       4,400    AGL Resources, Inc. ..........................          187,968
      10,500    Southern Union Co. ...........................          319,095
       8,100    UGI Corp. ....................................          216,351
                                                                      ---------
                                                                        723,414
                NATURAL GAS -
                  DIVERSIFIED (1.3%)
      10,000    Southwestern Energy Co.* .....................          409,800
      23,666    XTO Energy, Inc. .............................        1,297,133
                                                                      ---------
                                                                      1,706,933
                NEWSPAPER (0.2%)
      11,000    News Corp. Class B ...........................          269,170
                OFFICE EQUIPMENT &
                  SUPPLIES (0.3%)
      13,500    Cenveo, Inc.* ................................          328,050
                OILFIELD SERVICES/
                  EQUIPMENT (0.3%)
       6,000    FMC Technologies, Inc.* ......................          418,560
                PACKAGING & CONTAINER (0.3%)
      11,000    CLARCOR, Inc. ................................          349,800
                PETROLEUM -
                  PRODUCING (1.3%)
      22,500    Range Resources Corp. ........................          751,500
      19,500    Tenaris S.A. ADR .............................          895,050
                                                                      ---------
                                                                      1,646,550

See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2007
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
                PHARMACY SERVICES (0.6%)
       6,200    Express Scripts, Inc.* .......................     $    500,464
       3,800    Medco Health Solutions, Inc.* ................          275,614
                                                                   ------------
                                                                        776,078
                POWER (0.2%)
      14,000    AES Corp. (The)* .............................          301,280
                PRECISION INSTRUMENT (0.9%)
       8,000    Applera Corporation - Applied
                  Biosystems Group ...........................          236,560
       4,300    Mettler Toledo International, Inc.* ..........          385,151
      12,000    Thermo Fisher Scientific, Inc.* ..............          561,000
                                                                   ------------
                                                                      1,182,711
                PUBLISHING (0.3%)
       6,000    McGraw-Hill Cos, Inc. (The) ..................          377,280
                R.E.I.T. (0.9%)
       8,700    Brookfield Properties Co. ....................          350,610
       6,700    General Growth Properties, Inc. ..............          432,619
         675    Kimco Realty Corp. ...........................           32,900
       6,600    LaSalle Hotel Properties .....................          305,976
                                                                   ------------
                                                                      1,122,105
                RAILROAD (1.2%)
       3,300    Burlington Northern Santa Fe Corp. ...........          265,419
       6,400    Canadian National Railway Co. ................          282,496
       5,200    Canadian Pacific Railway Ltd. ................          293,540
      11,400    Kansas City Southern* ........................          405,612
       5,400    Norfolk Southern Corp. .......................          273,240
                                                                   ------------
                                                                      1,520,307
                RESTAURANT (0.9%)
       8,500    Darden Restaurants, Inc. .....................          350,115
      23,550    Sonic Corp.* .................................          524,694
       4,700    Yum! Brands, Inc. ............................          271,472
                                                                   ------------
                                                                      1,146,281
                RETAIL - AUTOMOTIVE (0.5%)
       2,200    AutoZone, Inc.* ..............................          281,908
      12,800    O'Reilly Automotive, Inc.*....................          423,680
                                                                   ------------
                                                                        705,588
                RETAIL - SPECIAL LINES (1.3%)
       7,000    Coach, Inc.* .................................          350,350
       5,000    Dick's Sporting Goods, Inc.* .................          291,300
      11,000    Dress Barn, Inc. (The)* ......................          228,910
      12,000    GameStop Corp. Class A * .....................          390,840
       8,500    Men's Wearhouse, Inc. (The) ..................          399,925
                                                                   ------------
                                                                      1,661,325
                RETAIL BUILDING SUPPLY (0.1%)
       3,400    Watsco, Inc. .................................          173,638
                RETAIL STORE (1.0%)
       4,500    J.C. Penney Company, Inc. ....................          369,720
      11,000    Nordstrom, Inc. ..............................          582,340
       2,100    Sears Holdings Corp.* ........................          378,336
                                                                   ------------
                                                                      1,330,396
                SECURITIES BROKERAGE (1.9%)
       4,400    Bear Stearns Companies, Inc. (The)............          661,540
         600    Chicago Mercantile Exchange
                  Holdings, Inc. .............................          319,476
       1,700    Goldman Sachs Group, Inc. (The) ..............          351,271
       6,600    Investment Technology
                  Group, Inc.* ...............................          258,720
       3,600    Merrill Lynch & Co., Inc. ....................          294,012
       3,300    Morgan Stanley ...............................          259,908
       9,450    Raymond James Financial, Inc. ................          281,232
                                                                   ------------
                                                                      2,426,159
                SHOE (0.7%)
       8,000    Genesco, Inc.* ...............................          332,240
       2,700    NIKE, Inc. Class B ...........................          286,902
       9,000    Wolverine World Wide, Inc. ...................          257,130
                                                                   ------------
                                                                        876,272
                STEEL - GENERAL (0.7%)
       3,500    IPSCO, Inc. ..................................          459,900
       6,000    Nucor Corp. ..................................          390,780
                                                                   ------------
                                                                        850,680
                TELECOMMUNICATION
                SERVICES (2.1%)
      12,000    American Tower Corp. Class A * ...............          467,400
       8,000    AT&T, Inc. ...................................          315,440
       9,000    Crown Castle International Corp.* ............          289,170
       3,600    Millicom International
                  Cellular S.A.* .............................          282,096
      11,000    NII Holdings, Inc. Class B * .................          815,980

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              11

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                              Value
------------                                                       ------------
      13,000    Time Warner Telecom, Inc.
                  Class A * ..................................     $    270,010
       3,200    Vimpel-Communications ADR * ..................          303,488
                                                                   ------------
                                                                      2,743,584
                TELECOMMUNICATIONS
                  EQUIPMENT (0.6%)
       6,600    Anixter International, Inc.* .................          435,204
       7,000    CommScope, Inc.* .............................          300,300
                                                                   ------------
                                                                        735,504
                THRIFT (0.3%)
      30,457    Hudson City Bancorp, Inc. ....................          416,652
                TIRE & RUBBER (0.2%)
       7,000    Carlisle Companies, Inc. .....................          300,510
                TOBACCO (0.2%)
       4,300    British American Tobacco PLC
                  ADR ........................................          271,072
                TOILETRIES &
                  COSMETICS (0.2%)
       9,000    Luxottica Group S.p.A. ADR ...................          286,650
                TRUCKING (0.4%)
       5,250    Knight Transportation, Inc. ..................           93,555
       9,400    Landstar System, Inc. ........................          430,896
                                                                   ------------
                                                                        524,451
                WIRELESS NETWORKING (0.3%)
      12,000    SBA Communications Corp.
                  Class A * ..................................          354,600
                                                                   ------------
                TOTAL COMMON STOCKS
                  (Cost $64,602,837) .........................       96,301,952
                                                                     ----------

 Principal
   Amount                                                              Value
------------                                                       ------------
                U.S. GOVERNMENT AGENCY
                  OBLIGATIONS (13.6%)
$  2,000,000    Federal Home Loan Bank,
                  4.10%, 6/13/08 .............................     $  1,979,262
   1,000,000    Federal Home Loan Bank,
                  4.25%, 9/12/08 .............................          990,700
   3,000,000    Federal Home Loan Bank,
                  5.00%, 9/18/09 .............................        3,012,174
   1,000,000    Federal Home Loan
                  Mortgage Corp.,
                  4.25%, 7/15/09 .............................          986,839
   2,500,000    Federal Home Loan
                  Mortgage Corp.,
                  5.75%, 1/15/12 .............................        2,595,090
   2,000,000    Federal Home Loan
                  Mortgage Corp.,
                  5.13%, 7/15/12 .............................        2,026,920
   1,000,000    Federal Home Loan
                  Mortgage Corp.,
                  4.50%, 1/15/13 .............................          980,881
     979,238    Federal Home Loan
                  Mortgage Corp., Gold
                  PC Pool# J03316,
                  5.00%, 9/1/21 ..............................          965,751
   1,000,000    Federal National Mortgage
                  Association,
                  3.25%, 1/15/08 .............................          985,620
   1,600,671    Federal National Mortgage
                  Association,
                  5.00%, 11/1/34 .............................        1,549,275
   1,718,515    Government National
                  Mortgage Association,
                  5.50%, 1/15/36 .............................        1,709,278
                                                                   ------------
                TOTAL U.S.
                 GOVERNMENT
                  AGENCY
                  OBLIGATIONS
                  (Cost $17,725,449)..........................       17,781,790
                                                                   ------------
                TOTAL INVESTMENT
                  SECURITIES (87.6%)
                  (Cost $82,328,286)..........................      114,083,742
                                                                   ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2007
--------------------------------------------------------------------------------

 Principal
   Amount                                                              Value
------------                                                       ------------
REPURCHASE AGREEMENTS (12.5%)
$  8,200,000    With Morgan Stanley,
                  5.05%, dated 3/30/07,
                  due 4/2/07, delivery
                  value $8,203,451
                  (collateralized by
                  $6,850,000 U.S.
                  Treasury Notes 13.25%,
                  due 5/15/14, with a
                  value of $8,377,596)........................     $  8,200,000
   8,000,000    With State Street Bank &
                  Trust., 4.60%, dated
                  3/30/07, due 4/2/07,
                  delivery value
                  $8,003,067
                  (collateralized by
                  $8,320,000 U.S.
                  Treasury Notes 3.875%
                  due 9/15/10, with a
                  value of $8,161,541)........................        8,000,000
                                                                   ------------
                TOTAL REPURCHASE
                  AGREEMENTS
                  (Cost $16,200,000)..........................     $ 16,200,000
                                                                   ------------
EXCESS OF LIABILITIES OVER
  CASH AND OTHER ASSETS (-0.1%) ..............................         (70,083)
                                                                   ------------
NET ASSETS (100%) ............................................     $130,213,659
                                                                   ------------
NET ASSET VALUE OFFERING AND
  REDEMPTION PRICE, PER
  OUTSTANDING SHARE
  ($130,213,659 / 6,045,601 shares
  outstanding) ...............................................     $      21.54
                                                                   =============

*      Non-income producing.

ADR    American Depositary Receipt

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              13

Value Line Asset Allocation Fund, Inc.

Statement of Assets and Liabilities
at March 31, 2007
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost - $82,328,286) .....................................     $ 114,083,742
Repurchase agreements
   (Cost - $16,200,000) .....................................        16,200,000
Cash ........................................................           122,408
Dividends and interest receivable ...........................           199,231
Receivable for capital shares sold ..........................            16,947
Prepaid expenses ............................................            14,527
                                                                  -------------
     Total Assets ...........................................       130,636,855
                                                                  -------------
Liabilities:
Payable for securities purchased ............................           174,488
Payable for capital shares repurchased ......................            93,000
Accrued expenses:
   Advisory fee .............................................            71,355
   Service and distribution plan fees .......................            27,444
   Directors' fees and expenses .............................             2,655
   Other ....................................................            54,254
                                                                  -------------
     Total Liabilities ......................................           423,196
                                                                  -------------
Net Assets ..................................................     $ 130,213,659
                                                                  =============
Net assets consist of:
Capital stock, at $.001 par value
   (authorized 300,000,000, outstanding
   6,045,601 shares) ........................................     $       6,046
Additional paid-in capital ..................................        91,268,822
Undistributed net investment income .........................           520,060
Accumulated net realized gain on
   investments ..............................................         6,663,216
Net unrealized appreciation of investments
   and foreign currency translations ........................        31,755,515
                                                                  -------------
Net Assets ..................................................     $ 130,213,659
                                                                  =============
Net Asset Value, Offering and Redemp-
   tion Price, Per Outstanding Share
   ($130,213,659 / 6,045,601 shares
   outstanding) .............................................     $       21.54
                                                                  =============

Statement of Operations
for the Year Ended March 31, 2007
--------------------------------------------------------------------------------

Investment Income:
Interest ....................................................     $   1,789,655
Dividends (net of foreign withholding
   tax of $7,100) ...........................................           806,734
                                                                  -------------
   Total Income .............................................         2,596,389
                                                                  -------------
Expenses:
Advisory fee ................................................           877,499
Service and distribution plan fees ..........................           337,500
Printing and postage ........................................            59,626
Custodian fees ..............................................            57,907
Transfer agent fees .........................................            39,773
Auditing and legal fees .....................................            39,572
Accounting and bookkeeping expense ..........................            29,686
Registration and filing fees ................................            27,934
Insurance, dues and other ...................................            18,151
Directors' fees and expenses ................................             9,276
                                                                  -------------
   Total Expenses Before Custody Credits ....................         1,496,924
   Less: Custody Credits ....................................            (6,109)
                                                                  -------------
   Net Expenses .............................................         1,490,815
                                                                  -------------
Net Investment Income .......................................         1,105,574
                                                                  -------------
Net Realized and Unrealized Gain/(Loss)
   on Investments and Foreign Exchange
   Transactions:
     Net Realized Gain ......................................         8,479,041
     Change in Net Unrealized
        Appreciation/(Depreciation) on
        Investment and Foreign Exchange
        Transactions ........................................        (4,019,004)
                                                                  -------------
   Net Realized Gain and Change in Net
     Unrealized Appreciation/
     (Depreciation) on Investments and
     Foreign Exchange Transactions ..........................         4,460,037
                                                                  -------------
   Net Increase in Net Assets from
     Operations .............................................     $   5,565,611
                                                                  =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                          Value Line Asset Allocation Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended March 31, 2007 and 2006
--------------------------------------------------------------------------------


                                                                                Year Ended        Year Ended
                                                                                March 31,          March 31,
                                                                                   2007              2006
                                                                              -------------     -------------
Operations:
  Net investment income ..................................................    $   1,105,574     $     685,073
  Net realized gain on investments .......................................        8,479,041        11,457,630
  Change in net unrealized appreciation/(depreciation) ...................       (4,019,004)        9,371,890
                                                                              -------------     -------------
  Increase in net assets from operations .................................        5,565,611        21,514,593
                                                                              -------------     -------------
Distributions to Shareholders:
  Net investment income ..................................................         (958,419)         (522,416)
  Net realized gains on investment transactions ..........................       (8,109,526)      (10,444,241)
                                                                              -------------     -------------
Total Distributions ......................................................       (9,067,945)      (10,966,657)
                                                                              -------------     -------------
Capital Share Transactions:
  Proceeds from sale of shares ...........................................       13,246,239        15,089,635
  Proceeds from reinvestment of distributions to shareholders ............        8,909,382        10,779,968
  Cost of shares repurchased .............................................      (30,833,355)      (21,877,248)
                                                                              -------------     -------------
  Increase (decrease) in net assets from capital share transactions ......       (8,677,734)        3,992,355
                                                                              -------------     -------------
Total Increase (Decrease) in Net Assets ..................................      (12,180,068)       14,540,291
Net Assets:
  Beginning of year ......................................................      142,393,727       127,853,436
                                                                              -------------     -------------
  End of year ............................................................    $ 130,213,659     $ 142,393,727
                                                                              =============     =============
Undistributed net investment income, at end of year ......................    $     520,060     $     373,757
                                                                              =============     =============


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              15

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line Asset Allocation Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

(B) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company, by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

In July 2006, the Financial Accounting Standard Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement


--------------------------------------------------------------------------------
16

                                         Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2007
--------------------------------------------------------------------------------

recognition of the benefit of positions taken in filing tax returns (includes whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

(D) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Dividends received in excess of income are recorded as a reduction of cost of investment and/or realized gain on Real Estate Investment Trusts (REITs).

(E) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates.

The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/ depreciation on investments.

(F) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions

Transactions in capital stock were as follows:

                                                Year Ended          Year Ended
                                              March 31, 2007      March 31, 2006
                                             ----------------    ---------------
Shares sold ...............................        613,241            699,602
Shares issued in
   reinvestment
   of dividends
   and
   distributions ..........................        430,196            520,520
Shares
   repurchased ............................     (1,439,041)        (1,022,406)
                                                ----------         ----------
Net increase
   (decrease) .............................       (395,604)           197,716
                                                ==========         ==========
Dividends per
   share from net
   investment
   income .................................     $   0.1617         $   0.0882
                                                ==========         ==========
Dividends per
   share from net
   realized gains .........................     $   1.3692         $   1.7630
                                                ==========         ==========


--------------------------------------------------------------------------------
                                                                              17

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                        Year Ended
                                                      March 31, 2007
                                                      --------------
Purchases:
   U.S. Government Agency Obligations .........         $ 6,917,512
   Other Investment Securities ................          36,025,608
                                                        -----------
                                                        $42,943,120
                                                        ===========
Sales:
   U.S. Government Agency Obligations .........         $ 6,428,451
   Other Investment Securities ................          47,563,912
                                                        -----------
                                                        $53,992,363
                                                        ===========

4. Income Taxes

At March 31, 2007, information on the tax components of capital is as follows:


Cost of investments for tax purposes ..........         $98,523,261
                                                        -----------
Gross tax unrealized appreciation .............         $32,192,910
Gross tax unrealized depreciation .............            (432,429)
                                                        -----------
Net tax unrealized appreciation on
   investments ................................         $31,760,481
                                                        -----------
Undistributed ordinary income .................         $   515,175
                                                        -----------
Undistributed long-term capital gains .........         $ 6,663,216
                                                        -----------

Net unrealized gain (loss) differs for financial statements and tax purposes primarily due to differing treatments of real estate investment trusts.

Permanent book-tax differences relating to the classification of income in the current year were reclassified within the composition of the net asset accounts. The Fund decreased undistributed net investment income by $852 and increased accumulated net realized gain on investments by $852. These reclassifications were primarily due to differing treatments of paydown gains/losses and investments in real estate investment trusts for tax purposes. Net assets were not affected by this reclassification.

The tax composition of dividends paid during the year ended March 31, 2007 and year ended March 31, 2006 is as follows:

                                              March 31, 2007     March 31, 2006
                                              --------------     --------------
Ordinary income ......................          $   958,419        $   522,416
Long-term capital
   gains .............................            8,109,526         10,444,241
                                                -----------        -----------
                                                $ 9,067,945        $10,966,657
                                                -----------        -----------

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $877,499 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser") for the year ended March 31, 2007. The fee was computed at an annual rate of 0.65% of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line funds are allocated proportionately based upon the Funds' respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended March 31, 2007, fees amounting to $337,500 were paid or payable to the Distributor under this Plan.

--------------------------------------------------------------------------------
18

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2007
--------------------------------------------------------------------------------

For the year ended March 31, 2007, the Fund's expenses were reduced by $6,109 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and/or affiliated companies are also officers and directors of the Fund. At March 31, 2007, the Adviser and/or affiliated companies, including the Value Line Profit Sharing and Savings Plan, owned 1,490,742 shares of the Fund representing 24.66% of the outstanding shares. In addition, certain officers and directors of the Fund as a group owned 761 shares, representing less than 1% of the outstanding shares.



--------------------------------------------------------------------------------
                                                                              19

Value Line Asset Allocation Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                                  Years Ended March 31,
                                                       ---------------------------------------------------------------------------
                                                           2007           2006             2005           2004            2003
                                                       -----------     -----------     -----------     -----------     -----------
Net asset value, beginning of year .................   $     22.11     $     20.48     $     19.05     $     14.89     $     17.41
                                                       -----------     -----------     -----------     -----------     -----------
Income (loss) from investment operations:
 Net investment income .............................          0.19            0.11            0.06            0.04            0.02
 Net gains or losses on securities (both
   realized and unrealized) ........................          0.77            3.37            1.40            4.16           (2.53)
                                                       -----------     -----------     -----------     -----------     -----------
 Total from investment operations ..................          0.96            3.48            1.46            4.20           (2.51)
                                                       -----------     -----------     -----------     -----------     -----------
Less distributions:
 Dividends from net investment income ..............         (0.16)          (0.09)          (0.03)          (0.04)          (0.01)
 Distributions from net realized gains .............         (1.37)          (1.76)             --              --              --
                                                       -----------     -----------     -----------     -----------     -----------
 Total distributions ...............................         (1.53)          (1.85)          (0.03)          (0.04)          (0.01)
                                                       -----------     -----------     -----------     -----------     -----------
Net asset value, end of year .......................   $     21.54     $     22.11     $     20.48     $     19.05     $     14.89
                                                       ===========     ===========     ===========     ===========     ===========
Total return .......................................          4.62%          17.61%           7.68%          28.20%      (14.42) %
                                                       ===========     ===========     ===========     ===========     ===========
Ratios/Supplemental Data:
Net assets, end of year (in thousands) .............   $   130,214     $   142,394     $   127,853     $   149,727     $   138,162
Ratio of expenses to average net assets(1) .........          1.11%           1.14%           1.13%           1.11%           1.09%
Ratio of net investment income to average net
 assets ............................................          0.82%           0.52%           0.28%           0.23%           0.09%
Portfolio turnover rate ............................            37%             45%             65%             60%             51%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets, net of custody credits would have been unchanged for the years ended March 31, 2007, 2006, 2005, 2004, and 2003.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
20

                                          Value Line Asset Allocation Fund, Inc.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Value Line Asset Allocation Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Asset Allocation Fund, Inc. (the "Fund") at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York

May 30, 2007


--------------------------------------------------------------------------------
                                                                              21

Value Line Asset Allocation Fund, Inc.

--------------------------------------------------------------------------------

                  FACTORS CONSIDERED BY THE BOARD IN APPROVING
                       THE INVESTMENT ADVISORY AGREEMENT
                   FOR VALUE LINE ASSET ALLOCATION FUND, INC.

The Investment Company Act of 1940 (the "1940 Act") requires the Board of Directors, including a majority of Directors who are not interested persons of the Fund, as that term is defined in the 1940 Act (the "Independent Directors"), annually to consider the investment advisory agreement between the Fund and its investment adviser, Value Line, Inc. ("Value Line") (the "Agreement"). As required by the 1940 Act, the Board requested and Value Line provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the Non-Independent Director of the Fund and any officers of Value Line. In selecting Value Line and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in meetings which specifically addressed the approval of the Agreement and at other meetings during the course of the year, the Board, including the Independent Directors, received materials relating to Value Line's investment and management services under the Agreement. These materials included information on (i) the investment performance of the Fund compared to a peer group of funds ("Performance Universe") and its benchmark index, each as classified by Lipper, Inc., an independent evaluation service ("Lipper"); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund's shares; (v) the allocation of the Fund's brokerage, if any; and (vi) the overall nature, quality and extent of services provided by Value Line.

As part of the review of the continuance of the Agreement, the Board requested, and Value Line provided, additional information in order to evaluate the quality of Value Line's services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors engaged in an extensive review of information, which included data comparing: (i) the Fund's average management fees, transfer agent/custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds consisting of the Fund and other retail no-load mixed-asset target allocation growth funds, as selected objectively by Lipper Inc., an independent provider of investment company data ("Expense Group"), and a peer group of funds consisting of the Fund, the Expense Group and all other retail no-load mixed-asset target allocation growth funds, as selected objectively by Lipper Inc. ("Expense Universe"); (ii) the Fund's average expense ratio to those of its Expense Group and Expense Universe; (iii) the Fund's investment performance over various time periods to the average performance of the Fund and all retail and institutional target allocation funds regardless of asset size or primary channel of distribution, as selected independently by Lipper Inc. ("Performance Universe") as well as the Lipper Index; (iv) Value Line's financial results and conditions, including Value Line's and certain of its affiliates' profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund's current investment management staffing; and
(vi) the Fund's potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper Inc. to determine the Expense Group, the Expense Universe and the Performance Universe to prepare this information.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Board reviewed the Fund's overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that, although the Fund's performance for the one-year period ended December 31, 2006 was below the performance of the Performance Universe average and the Fund's performance for the one-year and five-year periods ended December 31, 2006 was below the performance of


--------------------------------------------------------------------------------
22

                                          Value Line Asset Allocation Fund, Inc.


--------------------------------------------------------------------------------

the Lipper Index, the Fund outperformed its Performance Universe average for the three-year, five-year and ten-year periods ended December 31, 2006 as well as the Lipper Index for the three-year and ten-year periods ended December 31, 2006.

Value Line's Personnel and Methods. The Board reviewed the background of the portfolio managers responsible for the daily management of the Fund's portfolio, achieving the Fund's investment objective and adhering to the Fund's investment strategy. The Independent Directors also engaged in discussions with Value Line's senior management who are responsible for the overall functioning of the Fund's investment operations. Based on this review, the Board concluded that the Fund's management team and Value Line's overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Board considered Value Line's fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Board noted that the Fund's management fee for the most recent fiscal year was less than both the Expense Group average and the Expense Universe average. The Board also considered that the Fund's total expense ratio was slightly higher than the average expense ratio of both its Expense Group and Expense Universe and concluded that the expense level was satisfactory for the purpose of approving the continuance of the Agreement for the coming year. Based on their overall review, the Board determined that Value Line's management fee rate under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of other services provided by Value Line and its affiliate, Value Line Securities, Inc. At meetings held throughout the year, the Board reviewed the effectiveness of Value Line's overall compliance program, as well as the services provided by Value Line Securities, Inc., the Fund's principal underwriter. The Board also reviewed the services provided by Value Line and its affiliate in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliate were satisfactory, reliable and beneficial to the Fund's shareholders.

Profitability. The Board considered the level of Value Line's profits with respect to the management of the Fund, including the impact of certain actions taken during 2005 and 2006. These actions included Value Line's review of its methodology in allocating certain of its costs to the management of each Fund, Value Line's voluntary reduction of management and/or Rule 12b-1 fees for certain funds, Value Line's termination of the use of soft dollar research, and the cessation of trading through its affiliate, Value Line Securities, Inc. Based on a review of these actions and Value Line's overall profitability, the Board concluded that Value Line's profits from management of the Fund, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by Value Line and its affiliates from their association with the Fund. The Board concluded that potential "fall-out" benefits that Value Line and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale. The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Conclusion. The Board, in light of Value Line's overall performance, considered it appropriate to continue to retain Value Line as the Fund's investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Fund's Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.



--------------------------------------------------------------------------------
                                                                              23

Value Line Asset Allocation Fund, Inc.

Federal Tax Notice (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
During the year ended March 31, 2007, the Fund paid dividends to shareholders of $0.1617 per share from net investment income. For corporate taxpayers, 78.72% of the ordinary income distributions paid during the fiscal year ended March 31, 2007 qualify for the corporate dividends received deductions. During the fiscal year ended March 31, 2007, 80.99% of the ordinary income distribution are treated as qualified dividends.

During the year ended March 31, 2007, the Fund paid $1.3692 per share of long-term capital gains to shareholders.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
24

                                          Value Line Asset Allocation Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.


                                                                                                               Other
                                                       Length of       Principal Occupation                    Directorships
Name, Address, and Age         Position                Time Served     During the Past 5 Years                 Held by Director
-------------------------------------------------------------------------------------------------------------------------------
Interested Director
-------------------
Jean Bernhard Buttner          Chairman of             Since 1993      Chairman, President and Chief           Value Line, Inc.
Age 72                         the Board of                            Executive Officer of Value Line,
                               Directors and                           Inc. (the "Adviser") and Value
                               President                               Line Publishing, Inc. Chairman
                                                                       and President of each of the 14
                                                                       Value Line Funds and Value Line
                                                                       Securities, Inc. (the "Distributor").
-------------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors
------------------------
John W. Chandler               Director                Since 2000      Consultant, Academic Search             None
1611 Cold Spring Road                                                  Consultation Service, Inc.
Williamstown, MA 01267                                                 (1992-2004); Trustee Emeritus and
Age 83                                                                 Chairman (1993-1994) of the
                                                                       Board of Trustees of Duke
                                                                       University; President Emeritus,
                                                                       Williams College.
-------------------------------------------------------------------------------------------------------------------------------
Frances T. Newton              Director                Since 1993      Retired. Customer Support Analyst,      None
4921 Buckingham Drive                                                  Duke Power Company until
Charlotte, NC 28209                                                    April 2007.
Age 65
-------------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley              Director                Since 1993      Professor of History, Williams          None
54 Scott Hill Road                                                     College, (1961-2002), Professor
Williamstown, MA 01267                                                 Emeritus since 2002. President
Age 75                                                                 Emeritus since 1994 and
                                                                       President, (1985-1994); Chairman
                                                                       (1993-1997) and Interim President
                                                                       (2002-2003) of the American
                                                                       Council of Learned Societies.
                                                                       Trustee since 1997 and Chairman
                                                                       of the Board since 2005, National
                                                                       Humanities Center.
-------------------------------------------------------------------------------------------------------------------------------
David H. Porter                Director                Since 2000      Visiting Professor of Classics,         None
5 Birch Run Drive                                                      Williams College, since 1999;
Saratoga Springs, NY 12866                                             President Emeritus, Skidmore
Age 71                                                                 College since 1999 and President,
                                                                       (1987-1998).
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              25

Value Line Asset Allocation Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------


                                                                                                               Other
                                                       Length of       Principal Occupation                    Directorships
Name, Address, and Age         Position                Time Served     During the Past 5 Years                 Held by Director
-------------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts             Director                Since 2000      Chairman, Institute for Political       None
169 Pompano Street                                                     Economy.
Panama City Beach, FL 32413
Age 68
-------------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr              Director                Since 2000      Senior Financial Advisor, Veritable     None
1409 Beaumont Drive                                                    L.P. (Investment adviser) since
Gladwyne, PA 19035                                                     2004; Senior Financial Advisor,
Age 58                                                                 Hawthorn (2001-2004).
-------------------------------------------------------------------------------------------------------------------------------
Officers
--------
David T. Henigson              Vice President,         Since 1993      Director, Vice President and
Age 49                         Secretary and Chief                     Compliance Officer of the Adviser.
                               Compliance Officer                      Director and Vice President of the
                                                                       Distributor. Vice President,
                                                                       Secretary and Chief Compliance
                                                                       Officer of each of the 14 Value
                                                                       Line Funds.
-------------------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio           Treasurer               Since 2005      Controller of the Adviser until
Age 47                                                                 2003; Chief Financial Officer of
                                                                       the Adviser (2003-2005); Treasurer
                                                                       of the Adviser since 2005;
                                                                       Treasurer of each of the Value
                                                                       Line Funds.
-------------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher              Assistant Treasurer     Since 2005      Director, Vice President and
Age 53                         Assistant Secretary                     Secretary of the Adviser. Director
                                                                       and Vice President of the
                                                                       Distributor.
-------------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
26

                                          Value Line Asset Allocation Fund, Inc.


--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------
                                                                              27

Value Line Asset Allocation Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 - The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 - Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 - Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 - Value Line Larger Companies Fund's sole investment objective is to realize capital growth.

1979 - The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 - Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 - Value Line Centurion Fund* seeks long-term growth of capital.

1984 - The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 - Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 - Value Line Aggressive Income Trust seeks to maximize current income.

1987 - Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 - Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 - Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 - Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9 am
- 5 pm CST, Monday - Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
28

INVESTMENT ADVISER              Value Line, Inc.
                                220 East 42nd Street
                                New York, NY 10017-5891

DISTRIBUTOR                     Value Line Securities, Inc.

                                220 East 42nd Street
                                New York, NY 10017-5891

CUSTODIAN BANK                  State Street Bank and Trust Co.
                                225 Franklin Street
                                Boston, MA 02110

SHAREHOLDER                     State Street Bank and Trust Co.
SERVICING AGENT                 c/o BFDS
                                P.O. Box 219729
                                Kansas City, MO 64121-9729

INDEPENDENT                     PricewaterhouseCoopers LLP
REGISTERED PUBLIC               300 Madison Avenue
ACCOUNTING FIRM                 New York, NY 10017

LEGAL COUNSEL                   Peter D. Lowenstein, Esq.
                                P.O. Box 272
                                Cos Cob, CT 06807-0272

DIRECTORS                       Jean Bernhard Buttner
                                John W. Chandler
                                Frances T. Newton
                                Francis C. Oakley
                                David H. Porter
                                Paul Craig Roberts
                                Nancy-Beth Sheerr

OFFICERS                        Jean Bernhard Buttner
                                Chairman and President
                                David T. Henigson
                                Vice President,
                                Secretary and Chief
                                Compliance Officer
                                Stephen R. Anastasio
                                Treasurer
                                Howard A. Brecher
                                Assistant Secretary/
                                Assistant Treasurer

This audited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).


                                                                        #539207

Item 2. Code of Ethics

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

      (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

      (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

      (a)   Audit Fees 2006 - $15,547

      (b)   Audit-Related fees - None.

      (c)   Tax Preparation Fees 2006 -$6,928

      (d)   All Other Fees - None

      (e)   (1)   Audit Committee Pre-Approval Policy. All services to be
                  performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2006 were pre-approved by the committee.

      (e)   (2)   Not applicable.

      (f)   Not applicable.

      (g)   Aggregate Non-Audit Fees 2006 -$6,928

      (h)   Not applicable.

Item 11. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

      (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

      (b)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By: /s/ Jean B. Buttner
    --------------------------
    Jean B. Buttner, President

Date: June 8, 2007
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer

By: /s/ Stephen R. Anastasio
    ------------------------------------------------------------
    Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: June 8, 2007
      ------------